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                                                  [HARTFORD LOGO]

August 11, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attn: Division of Investment Management

Re: Hartford Life Insurance Company
    Separate Account Three ("Registrant")
    Initial Filing

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR A COPY OF THE ABOVE-REFERENCED REGISTRATION STATEMENT ON FORM N-4.

This filing is identical to Post-Effective Amendment No. 6 to Registration Statement Number 333-36132 (Accession Number 0001104659-06-049911) filed on July 31, 2006, in connection with Hartford Life Insurance Company Separate Account Ten. We are re-filing this under Hartford Life Insurance Company Separate Account Three. We intend to withdraw the July 31 filing from Separate Account Ten once we receive your approval for this filing. We will contact you shortly in anticipation of our request to accelerate effectiveness of this filing.

If you have any questions concerning this filing, please call me at (860) 843-1941.

Very truly yours,

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/s/ Richard J. Wirth
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Richard J. Wirth
Senior Counsel
Enclosures
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